Other liabilities - Sensitivity (Details) - Payment protection insurance complaint in Thousands	12 Months Ended
Dec. 31, 2018 GBP (£) complaint
Customer Initiated Complaints
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	2,779
Customer Initiated Complaints | Estimated change in provision
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	260
Customer Initiated Complaints | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (18,000,000)
Customer Initiated Complaints | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 18,000,000
Uphold rate
Disclosure of financial liabilities
Actual to date (as a percent)	89.00%
Uphold rate | Estimated change in provision
Disclosure of financial liabilities
Actual to date (as a percent)	90.00%
Uphold rate | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(1.00%)
Change in provisions	£ (4,000,000)
Uphold rate | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	1.00%
Change in provisions	£ 4,000,000
Average redress
Disclosure of financial liabilities
Average redress	1,664
Average redress | Estimated change in provision
Disclosure of financial liabilities
Average redress	£ 1,512
Average redress | Estimated change in provision | Minimum
Disclosure of financial liabilities
Change in assumption (as a percent)	(5.00%)
Change in provisions	£ (18,000,000)
Average redress | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)	5.00%
Change in provisions	£ 18,000,000
Processing costs per claim
Disclosure of financial liabilities
Processing costs per claim	152
Processing costs per claim | Estimated change in provision
Disclosure of financial liabilities
Processing costs per claim	£ 151
Processing costs per claim | Estimated change in provision | Minimum
Disclosure of financial liabilities
Number of customer initiated complaints | complaint	20
Change in provisions	£ (3,000,000)
Processing costs per claim | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in provisions	£ 3,000,000